Average Annual Total Returns - Prospectus #2 - Calvert Floating-Rate Advantage Fund	Bloomberg U.S. Universal Index One Year	Bloomberg U.S. Universal Index Five Years	Bloomberg U.S. Universal Index Life of Fund	Morningstar® LSTA® Leveraged Loan Index One Year	Morningstar® LSTA® Leveraged Loan Index Five Years	Morningstar® LSTA® Leveraged Loan Index Life of Fund	Class A One Year	Class A Five Years	Class A Life of Fund	Class A Inception Date	Class A After Taxes on Distributions One Year	Class A After Taxes on Distributions Five Years	Class A After Taxes on Distributions Life of Fund	Class A After Taxes on Distributions and Sales One Year	Class A After Taxes on Distributions and Sales Five Years	Class A After Taxes on Distributions and Sales Life of Fund	Class I One Year	Class I Five Years	Class I Life of Fund	Class I Inception Date	Class R6 One Year	Class R6 Five Years	Class R6 Life of Fund	Class R6 Inception Date
Total	2.04%	0.06%	1.29%	8.95%	5.85%	5.41%	5.09%	3.74%	3.64%	Oct. 10, 2017	1.57%	1.20%	1.33%	2.93%	1.72%	1.74%	8.86%	4.67%	4.36%	Oct. 10, 2017	8.86%	4.67%	4.35%	Oct. 10, 2017